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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment: [_]; Amendment Number: ________

This Amendment (Check only one):    [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 W 57th Street
         New York, New York 10019

Form 13F File Number:  28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212/822-0524

Signature, Place, and Date of Signing

     /s/ Cindy Michel           New York, New York         August 11, 2009
---------------------------  ------------------------  -----------------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

       13F File Number                   Name
    28-_____________________             _________________________
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  703,292
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

    No.    Form 13F File Number        Name
    ---    --------------------------  ------------------------------------
    1      28-13441                    Apollo Capital Management, L.P.
    2      28-13439                    Apollo Management, L.P.
--------
* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of June 30, 2009, reported for composite transactions in New York Stock Exchange-listed securities and transactions in the NASDAQ stock market.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
    COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------ ---------- --------- --------- ----------------- ---------- --------  -------------------
     NAME OF        TITLE OF              VALUE   SHRS or  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY:
     ISSUER          CLASS     CUSIP    (X $1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE; SHARED;  NONE
------------------ ---------- --------- --------- -------- --- ---- ---------- --------  ----- -------- ----
CORE MARK HOLDING
  CO INC                  COM 218681104     12253   470168 SH          DEFINED        2*     0   470168    0
HUGHES
  COMMUNICATIONS
  INC                     COM 444398101     17954   786433 SH          DEFINED        2*     0   786433    0
HUGHES
  COMMUNICATIONS
  INC                     COM 444398101     12048   527730 SH          DEFINED        2*     0   527730    0
HUGHES
  COMMUNICATIONS
  INC                     COM 444398101    253286 11094448 SH          DEFINED        2*     0 11094448    0
IPCS INC              COM NEW 44980Y305     20291  1356351 SH          DEFINED        2*     0  1356351    0
NATIONAL FINL
  PARTNERS CORP           COM 63607P208      7320  1000016 SH          DEFINED        2*     0  1000016    0
PINNACLE AIRL CORP        COM 723443107      1839   654368 SH          DEFINED        1*     0   654368    0
PINNACLE AIRL CORP        COM 723443107       982   349369 SH          DEFINED        1*     0   349369    0
PINNACLE AIRL CORP        COM 723443107      1506   535958 SH          DEFINED        1*     0   535958    0
QUALITY DISTR INC
  FLA                     COM 74756M102     20794 10397009 SH          DEFINED        2*     0 10397009    0
SIRIUS XM RADIO
  INC                     COM 82967N108     39499 91857857 SH          DEFINED        2*     0 91857857    0
SPDR TR            UNIT SER 1 78462F103    134615  1464000 SH  PUT     DEFINED        1*     0  1464000    0
SPDR TR            UNIT SER 1 78462F103     34205   372000 SH  PUT     DEFINED        1*     0   372000    0
SPDR TR            UNIT SER 1 78462F103    107030  1164000 SH  PUT     DEFINED        1*     0  1164000    0
VERSO PAPER CORP          COM 92531L108     39670 32251899 SH          DEFINED        2*     0 32251899    0